Share capital - Changes in share capital (Details) € / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
		Oct. 31, 2020 EUR (€) € / shares shares	Jul. 31, 2020 EUR (€) € / shares shares	Jun. 30, 2020 EUR (€) € / shares shares	Feb. 29, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2020 EUR (€) € / shares shares		Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 EUR (€) € / shares		Dec. 31, 2019 EUR (€) item € / shares shares
Bonds converted to new shares | item							310						242
Nominal value per share | € / shares							€ 0.20	€ 0.20		€ 0.20	€ 0.20
Increase in share capital due to conversion											€ 8,841,000	[1]	€ 2,629,000
Share premium							€ 17,821,000	€ 17,821,000		€ 17,821,000	17,821,000		45,237,000
Shares issued in offering | shares								4,870,155
Capital increase from offering						$ 974					24,880,000
Costs incurred in relation to equity transactions	[2]										2,709,000
Increase in share capital due to exercise of warrants											1,315,000
Dividends distributed											0		0
Cash reserve related to the liquidity agreement							80,000	€ 80,000		80,000	80,000		€ 45,000
Private Placement
Share premium		€ 5,745,000	€ 4,227,000	€ 2,788,000	€ 868,000		€ 13,627,000	€ 13,627,000		€ 13,627,000	13,627,000
Proceeds from offering		€ 10,000,000	€ 6,100,000	€ 4,000,000	€ 3,300,000						23,486,000
Shares issued in offering | shares		21,276,596	9,563,732	6,060,606	12,394,071
Offering price per share | € / shares		€ 0.47	€ 0.642	€ 0.66	€ 0.27
Capital increase from offering		€ 4,255,000	€ 1,913,000	€ 1,212,000	€ 2,479,000						9,859,000
Private Placement to NEGMA
Share premium				€ 984,000
Shares issued in offering | shares				2,050,000
Offering price per share | € / shares				€ 0.68
Capital increase from offering				€ 410,000
Initial Public Offering
Costs incurred in relation to equity transactions											€ 787,000
Convertible notes to NEGMA
Bonds converted to new shares							68			68			242
Conversion of convertible notes (in shares) | shares								3,400,000					10,499,841
Nominal value per share | € / shares							€ 0.20	€ 0.20		€ 0.20	€ 0.20		€ 0.20
Increase in share capital due to conversion											€ 680,000.000		€ 2,100,000
Share premium							€ 0	€ 0		€ 0	€ 0		€ 320,000
Convertible notes to Atlas
Bonds converted to new shares | item							330
Conversion of convertible notes (in shares) | shares								17,178,683
Nominal value per share | € / shares							€ 0.20	€ 0.20		€ 0.20	€ 0.20
Increase in share capital due to conversion											€ 3,436,000
Share premium							€ 4,725,000	€ 4,725,000		€ 4,725,000	4,725,000
Share capital
Conversion of convertible notes (in shares) | shares								20,578,683	[1]				10,499,841
Increase in share capital due to conversion											4,116,000	[1]	€ 2,100,000
Shares issued in offering | shares								51,345,005
Capital increase from offering											10,268,000
Costs incurred in relation to equity transactions											2,709,000
Increase in share capital due to exercise of warrants											974,000
Issued premium
Increase in share capital due to conversion											4,725,000	[1]	€ 529,000
Share premium							€ 341,000	€ 341,000		€ 341,000	341,000
Capital increase from offering											14,612,000
Costs incurred in relation to equity transactions	[2]										2,709,000
Increase in share capital due to exercise of warrants											341,000
Treasury shares
Treasury shares purchased at cost | shares								48,228					83,479
Reduction of equity due to purchase of treasury shares											€ 43,000		€ 17,000

[1]	The amount of € 4,725 thousand in premiums related to share capital corresponds to the impact of the conversion of 398 bonds held by Atlas and Negma and the IFRS adjustment relating to the issue premium of €89 thousand which reflects the 8% discount due to the conversion ratio of 0.92 for Negma bonds and the 3% discount due to the conversion ratio of 0.97 for Atlas bonds.
[2]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020.